Schedule of deferred tax assets and deferred tax liabilities (Details) - SEK (kr) kr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Deferred tax assets	kr 194,658	kr 158,421
Deferred tax liabilities	(194,395)	(164,790)
Total	kr 262	kr (6,369)